UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Driehaus International Discovery Fund
Schedule of Investments
September 30, 2004
(Unaudited)

EQUITY SECURITIES — 89.9%
EUROPE — 41.9%
   United Kingdom — 9.9%

	Number
	Of	Market
	Shares	Value
Burren Energy PLC**	197,150	$1,564,370
Cairn Energy PLC**	125,503	3,293,027
Capita Group PLC	545,487	3,247,533
Corus Group PLC**	5,438,296	5,018,873
Hilton Group PLC	818,680	4,099,917
Matalan PLC	568,384	2,270,470
Next PLC	146,362	4,325,016
Tullow Oil PLC	1,688,828	4,393,054
Xstrata PLC	219,756	3,612,758

		31,825,018

France — 5.5%
Axalto Holding NV**	187,464	3,993,054
Generale de Sante	43,713	684,076
JC Decaux SA**	223,164	5,072,224
M6 Metropole Television	77,143	2,063,790
Technip SA	36,673	5,921,244

		17,734,388

Belgium — 4.3%
Algemene Maatschappij voor Nijverheidskredit NV	57,730	3,882,605
Colruyt SA	15,746	2,209,896
Mobistar SA**	46,623	3,329,594
Solvay SA	6,872	635,862
Umicore	48,882	3,566,811

		13,624,768

Germany — 3.9%
Continental AG	81,600	4,435,983
Fresenius AG (Pref.)	24,313	1,988,463
Puma AG	12,226	3,275,654
ThyssenKrupp AG	144,743	2,820,614

		12,520,714

Sweden — 2.9%
Ericsson AB-B**	1,159,000	3,597,896
Nordea AB	384,575	3,143,075
Skanska AB	218,000	2,268,276
Song Networks Holding AB**	23,651	291,569

		9,300,816

Italy — 2.8%
Credito Emiliano SpA	250,640	2,085,683
E.Biscom**	20,418	1,014,116
Lottomattica SpA	107,215	2,965,507
RCS MediaGroup SpA	602,490	2,798,625

		8,863,931

Austria — 2.5%
Bank Austria Creditanstalt	76,943	5,456,679
Erste Bank der oesterreichischen Sparkassen AG	62,073	2,582,681

		8,039,360

Switzerland — 2.1%
Rieter Holding AG	10,827	2,930,669
Straumann AG	18,324	3,888,732

		6,819,401

Netherlands — 2.1%
Randstad Holding NV	185,199	6,707,325

		Number
		Of	Market
		Shares	Value
Denmark — 1.5%
GN Store Nord AS		380,702	3,844,127
Vestas Wind Systems AS		64,745	937,417

			4,781,544

Norway — 1.5%
Yara International ASA**		439,000	4,662,928

Luxembourg — 1.2%
Stolt Offshore SA**		834,100	3,977,510

Turkey — 0.9%
Turkcell Iletisim Hizmetleri AS		652,007,000	2,901,658

Ireland — 0.8%
Anglo Irish Bank Corp. PLC		139,145	2,571,543

Total EUROPE			134,330,904

FAR EAST — 36.1%
Japan — 12.8%
AEON Mall Co., Ltd.		34,900	1,991,752
Aisin Seiki Co., Ltd.		145,600	3,593,268
Bellsystem 24, Inc.		10,920	2,756,380
Bridgestone Corp.		20,100	372,948
JFE Holdings, Inc.		84,600	2,410,235
Kitz Corp.		451,000	2,197,405
Lopro Corp.		396,300	2,872,964
NGK Insulators, Ltd.		362,200	3,046,404
NHK Spring Co., Ltd.		469,000	3,400,000
Nintendo Co., Ltd.		26,000	3,179,966
Nippon Mining Holdings, Inc.		61,000	308,833
Showa Corp.		127,800	1,674,393
Sysmex Corp.		161,900	5,978,615
Toray Industries, Inc.		637,900	2,951,767
Trend Micro, Inc.		99,200	4,266,280

			41,001,210

Australia — 7.0%
Aristocrat Leisure, Ltd.		1,498,164	8,410,250
BHP Billiton, Ltd.		60,707	631,453
Billabong International, Ltd.		571,681	3,950,481
BlueScope Steel, Ltd.		377,656	2,379,926
Brambles Industries, Ltd.		306,763	1,573,201
Coles Myer, Ltd.		237,240	1,606,747
CSL, Ltd.		182,978	3,764,134

			22,316,192

Hong Kong — 4.9%
First Pacific Co., Ltd.**		10,622,600	2,962,812
Henderson Land Development Co., Ltd.		739,000	3,534,820
Lifestyle International Holdings, Ltd.		2,642,400	4,134,018
Orient Overseas International, Ltd.		1,268,000	5,073,268

			15,704,918

Singapore — 2.9%
Citiraya Industries, Ltd.		9,214,000	4,651,877
Hi-P International, Ltd.		1,189,000	1,207,644
Oversea — Chinese Banking Corp., Ltd.		423,000	3,517,463

			9,376,984

China — 2.5%
Aluminum Corp. of China, Ltd. — ADR		35,700	2,369,052
China International Marine Containers Group Co., Ltd. -	B	349,400	633,558
China Life Insurance Co., Ltd. — H**		2,427,000	1,556,158
Shanda Interactive Entertainment, Ltd. — ADR**		146,000	3,504,000

			8,062,768

South Korea — 2.2%
Hanwha Chemical Corp.		206,795	1,598,329
LG Electronics, Inc.		28,540	1,640,771
Shinhan Financial Group Co., Ltd.		156,460	2,703,911
Shinsegae Co., Ltd.		3,880	1,032,757

			6,975,768

Taiwan — 1.4%
ET Internet Technology Corp.**		3,062,000	1,577,421
Zyxel Communications Corp.		1,300,000	2,774,507

			4,351,928

New Zealand — 1.1%
Fletcher Building, Ltd.		837,056	3,377,369

	Number
	Of	Market
	Shares	Value
Thailand — 0.9%
Banpu Public Co., Ltd. — NVDR	777,000	3,001,086

Indonesia — 0.4%
PT Bank Rakyat Indonesia Tbk	5,768,000	1,290,873

Total FAR EAST		115,459,096

NORTH AMERICA — 8.0%
Canada — 4.7%
Cameco Corp.	30,886	2,449,062
PetroKazakhstan, Inc. — ADR — A	117,404	4,023,435
Potash Corp. of Saskatchewan, Inc.	35,950	2,306,912
Research in Motion, Ltd. — ADR**	79,474	6,067,045

		14,846,454

Mexico — 2.9%
Desarrolladora Homex SA de CV — ADR**	81,370	1,680,290
Grupo Aeroportuario del Sureste SA de CV — ADR	74,646	1,649,677
Grupo Televisa SA — ADR	114,210	6,022,293

		9,352,260

Bermuda — 0.4%
Ship Finance International, Ltd. — ADR	68,459	1,376,026

Total NORTH AMERICA		25,574,740

MIDDLE EAST — 2.0%
Israel — 2.0%
Alvarion, Ltd. — ADR**	156,978	2,031,295
ECI Telecom, Ltd.**	382,628	2,674,570
Given Imaging, Ltd. — ADR**	40,400	1,553,380

		6,259,245

Total MIDDLE EAST		6,259,245

SOUTH AMERICA — 1.3%
Brazil — 0.8%
Banco Bradesco SA — ADR	46,043	2,426,466

Chile — 0.5%
Enersis SA — ADR	218,307	1,580,543

Total SOUTH AMERICA		4,007,009

AFRICA — 0.6%
South Africa — 0.6%
African Bank Investments, Ltd.	1,000,010	2,006,198

Total AFRICA		2,006,198

Total EQUITY SECURITIES (Cost $254,285,710)		287,637,192

EQUITY CERTIFICATES — 2.5%
FAR EAST — 2.5%
India — 2.5%
Arvind Mills, Ltd.**+	1,956,628	3,400,032
Infosys Technologies, Ltd.+	122,021	4,498,829

		7,898,861

Total EQUITY CERTIFICATES (Cost $7,184,569)		7,898,861

RIGHTS — 0.0%
EUROPE — 0.0%
Belgium — 0.0%
Colruyt SA — Rights**	16,333	21,706

Total RIGHTS (Cost $0)		21,706

TOTAL INVESTMENTS (COST $261,470,279)	92.4%	$295,557,759
Other Assets in Excess of Liabilities	7.6%	24,338,465

Net Assets	100.0%	$319,896,224

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$261,470,279

Gross Appreciation	$35,168,914
Gross Depreciation	(1,081,434)

Net Appreciation	$34,087,480

**	Non-income producing security

+	Restricted security – Investments in securities not registered under the Securities Act of 1933 or applicable foreign law, excluding 144A securities. At September 30, 2004, the value of these restricted securities amounted to $7,898,861 or 2.5% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Dates	Acquisition Cost
Arvind Mills, Ltd.	06/30/04 to 09/01/04	$3,013,949
Infosys Technologies, Ltd.	07/30/04 to 09/27/04	$4,170,620

ADR – American Depository Receipt

NVDR – Non-Voting Depository Receipt

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the

Fund’s most recent Semi-Annual or Annual Financial Statements.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2004
(Unaudited)

EQUITY SECURITIES — 91.3%
FAR EAST — 40.7%
   South Korea — 13.1%

	Number
	Of	Market
	Shares	Value
Anam Semiconductor, Inc.**	232,830	$546,943
Cheil Communications, Inc.	4,630	597,095
Hanjin Shipping Co., Ltd.	79,590	1,358,179
Hanmi Pharm Co., Ltd.	26,989	925,806
Hanwha Chemical Corp.	272,620	2,107,093
Kiryung Electronics Co., Ltd.**	145,649	790,540
LG Electronics, Inc.	42,700	2,454,833
NCsoft Corp.**	5,810	477,818
NHN Corp.	5,860	490,072
Nong Shim Co., Ltd.	3,260	696,448
POSCO	10,630	1,583,192
Shinhan Financial Group Co., Ltd.	77,030	1,331,218

		13,359,237

Taiwan — 10.1%
Acer, Inc.	683,764	925,909
Cathay Financial Holding Co., Ltd.	601,000	1,132,293
ET Internet Technology Corp.**	2,229,899	1,148,756
Far Eastern Textile, Ltd.	3,194,792	2,172,496
Feng Hsin Iron & Steel Co., Ltd.	913,000	1,174,510
Hung Poo Real Estate Development Corp.	342,000	248,672
Polaris Securities Co., Ltd.	1,963,528	988,411
Powerchip Semiconductor Corp.**	1,823,000	1,373,824
Rechi Precision Co., Ltd.	13,780	10,141
Zyxel Communications Corp.	528,000	1,126,877

		10,301,889

China — 3.6%
Aluminum Corp. of China, Ltd.	2,340,000	1,515,379
China International Marine Containers Group Co., Ltd. — B	273,680	496,257
Chongqing Iron & Steel Co., Ltd. — H	1,374,000	616,693
Shanda Interactive Entertainment, Ltd. — ADR**	42,350	1,016,400

		3,644,729

Thailand — 3.5%
Banpu Public Co., Ltd. — NVDR	236,300	912,686
Precious Shipping Public Co., Ltd. — NVDR	495,000	483,947
PTT Exploration and Production Public Co., Ltd. (Foreign)	129,900	934,465
Thai Olefins Public Co., Ltd. — NVDR**	817,900	1,243,879

		3,574,977

Philippines — 2.4%
Bank of the Philippine Islands	644,200	520,762
Philippine Long Distance Telephone Co. — ADR**	76,664	1,919,667

		2,440,429

Indonesia — 2.4%
PT Bank Rakyat Indonesia Tbk	6,726,000	1,505,273
PT Telekomunikasi Indonesia	2,024,000	916,987

		2,422,260

Malaysia — 2.3%
Digi.com Berhad**	932,200	1,157,891
Transmile Group Berhad	599,900	1,144,546

		2,302,437

Hong Kong — 2.0%
China Insurance International Holdings Co., Ltd.	1,596,000	823,783
China Mengniu Dairy Co., Ltd.**	1,104,000	856,522
China Travel International Investment Hong Kong, Ltd.	1,342,000	361,398

		2,041,703

	Number
	Of	Market
	Shares	Value
Singapore — 1.3%
Citiraya Industries, Ltd.	2,717,000	1,371,733

Total FAR EAST		41,459,394

EUROPE — 16.7%
Russia — 4.3%
Mobile Telesystems — ADR	8,264	1,198,197
RAO Unified Energy System — GDR	24,106	700,279
Sberbank RF	2,420	1,006,720
Surgutneftegaz — ADR	42,140	1,521,675

		4,426,871

United Kingdom — 3.9%
BHP Billiton PLC	127,651	1,343,220
Burren Energy PLC**	172,888	1,371,853
Cairn Energy PLC**	46,241	1,213,301

		3,928,374

Turkey — 3.4%
Anadolu Efes Biracilik ve Malt Sanayii AS	80,340,000	1,227,380
Ford Otomotiv Sanayi AS	48,263,000	378,282
Migros Turk TAS	138,644,000	768,965
Turkcell Iletisim Hizmetleri AS	252,884,000	1,125,422

		3,500,049

Luxembourg — 1.7%
Tenaris SA — ADR	37,200	1,695,948

Hungary — 1.6%
FHB Land Credit and Mortgage Bank Rt	1,819	85,561
OTP Bank Rt	70,200	1,570,708

		1,656,269

Poland — 1.4%
Agora SA**	21,755	315,061
Bank Przemyslowo — Handlowy BPH	8,808	1,117,712

		1,432,773

Greece — 0.4%
Top Tankers, Inc.**	25,000	399,750

Total EUROPE		17,040,034

NORTH AMERICA — 11.7%
Mexico — 10.3%
Desarrolladora Homex SA de CV — ADR**	50,979	1,052,716
Empresas ICA Sociedad Controladora SA de CV**	2,929,500	996,839
Grupo Aeroportuario del Sureste SA de CV — ADR	78,570	1,736,397
Grupo Financiero Banorte SA de CV — O	468,230	2,203,073
Grupo Televisa SA — ADR	39,100	2,061,743
Urbi Desarrollos Urbanos SA de CV**	394,664	1,443,323
Wal-Mart de Mexico SA de CV	311,300	1,056,550

		10,550,641

Canada — 1.4%
First Quantum Minerals, Ltd.**	20,155	265,962
PetroKazakhstan, Inc. — ADR — A	33,096	1,134,200

		1,400,162

Total NORTH AMERICA		11,950,803

SOUTH AMERICA — 9.7%
Brazil — 7.9%
Banco Bradesco SA	21,460	893,228
Caemi Mineracao e Metalurgia SA (Pref.)**	3,385,655	2,131,577
Gerdau SA (Pref.)	74,010	1,206,319
Gol — Linhas Aereas Inteligentes SA — ADR**	63,700	1,293,110
Natura Cosmeticos SA	65,090	1,315,915
Perdigao SA (Pref.)	79,500	1,273,557

		8,113,706

Chile — 1.0%
Enersis SA — ADR	139,400	1,009,256

Argentina — 0.8%
Grupo Financiero Galicia SA — ADR	123,500	813,865

Total SOUTH AMERICA		9,936,827

AFRICA — 8.7%
South Africa — 8.7%
ABSA Group, Ltd.	208,726	2,098,543
African Bank Investments, Ltd.	806,822	1,618,628
Foschini, Ltd.	314,771	1,387,909
Imperial Holdings, Ltd.	66,000	830,734
JD Group, Ltd.	253,583	2,009,082

	Number
	Of	Market
	Shares	Value
Tongaat-Hulett Group, Ltd.	133,720	960,099

		8,904,995

Total AFRICA		8,904,995

MIDDLE EAST — 3.8%
Egypt — 2.0%
Orascom Telecom Holding SAE — GDR**	135,342	1,989,527

Israel — 1.8%
Alvarion, Ltd. — ADR**	39,938	516,798
Given Imaging, Ltd. — ADR**	21,500	826,675
Radware, Ltd. — ADR**	22,900	503,800

		1,847,273

Total MIDDLE EAST		3,836,800

Total EQUITY SECURITIES (Cost $77,181,747)		93,128,853

EQUITY CERTIFICATES — 3.8%
FAR EAST — 3.8%
India — 3.8%
Canara Bank, Ltd.**+	439,854	1,476,062
HCL Technologies, Ltd.+	90,030	695,491
Satyam Computer Services, Ltd.+	206,377	1,693,034

		3,864,587

Total EQUITY CERTIFICATES (Cost $3,544,928)		3,864,587

TOTAL INVESTMENTS (COST $80,726,675)	95.1%	$96,993,440
Other Assets in Excess of Liabilities	4.9%	4,982,978

Net Assets	100.0%	$101,976,418

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$80,726,675

Gross Appreciation	$16,575,355
Gross Depreciation	(308,590)

Net Appreciation	$16,266,765

**	Non-income producing security

+	Restricted security – Investments in securities not registered under the Securities Act of 1933 or applicable foreign law, excluding 144A securities. At September 30, 2004, the value of these restricted securities amounted to $3,864,587 or 3.8% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Dates	Acquisition Cost
Canara Bank, Ltd.	07/21/04 to 09/22/04	$1,278,821
HCL Technolgies, Ltd.	09/15/04 to 09/22/04	$697,080
Satyam Computer Services, Ltd.	08/02/04 to 09/13/04	$1,569,027

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the

Fund’s most recent Semi-Annual or Annual Financial Statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President
(principal executive officer)

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President
(principal executive officer)

Date November 23, 2004

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Treasurer
(principal financial officer)

Date November 23, 2004

* Print the name and title of each signing officer under his or her signature.